Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Acquisitions

NOTE 16 – ACQUISITIONS

Acquisitions of real estate are recorded based upon preliminary allocations of the purchase price to management’s assessment of the fair value of tangible and intangible assets and any assumed liabilities acquired. The process of allocating property costs to its components involves a considerable amount of subjective judgments to be made by Company management and preliminary estimates of fair values of assets and liabilities acquired are subject to adjustment as additional information is obtained and finalized by management up to one year after the date of acquisition. The company will finalize the amounts recognized as information necessary to complete the analysis is obtained. Amounts for certain contingent liabilities, and certain tangible and intangible assets and liabilities remain subject to change. These estimates were based on assumptions the Company believes to be reasonable, however, actual results may differ from these estimates.

On May 29, 2014, Talon OP entered into a contribution agreement with Bren Road, LLC and acquired through Talon Bren Road, LLC, a Delaware limited liability company that is wholly owned by Talon OP, the Minneapolis Mart building and certain other assets located at 10301 Bren Road West, Minnetonka, MN. The consideration for this property consists of (i) the assumption by Talon Bren Road, LLC of a secured loan of Bren Road, LLC with an aggregate principal amount of $11.5 million and a fixed interest rate of 4.65% which matures on May 28, 2019, and (ii) 5,200,000 common units of Talon OP. The acquisition closed on May 29, 2014. The Company recognized approximately $1,615,000 in revenue and $912,000 in net income before interest, depreciation and amortization expense from this property since acquisition through December 31, 2014.

The consideration for the acquisition of the property located at Bren Road as of the acquisition date consisted of the following:

Item
Assumption of loan from Bren Road, LLC	$11,500,000
Issuance of 5,200,000 common units of Talon OP	6,500,000
Contingent liability included in accrued expenses	131,250
Total purchase price	$18,131,250

The Company has preliminarily allocated the total cost of the acquisition as follows:

Item
Tangible Assets:
Land	$4,700,000
Building	12,444,250

Intangible Assets:
In Place Leases	987,000
Total Assets Acquired	$18,131,250

Liabilities Assumed/Incurred:
Debt	$11,500,000
Contingent liability	131,250
Net Assets Acquired	$6,500,000

On July 2, 2014, Talon OP, L.P. (“Talon OP”) entered into a contribution agreement with various parties and acquired the First Trust Center building and certain other assets located at 180 5th Street East, St. Paul, MN through Talon First Trust, LLC, a wholly-owned subsidiary of Talon OP. The Company recognized approximately $4,181,000 in revenue and $1,502,000 in net income before interest, depreciation and amortization expense from this property since acquisition through December 31, 2014.

The consideration for the acquisition of the property located at 180 5th Street East as of the acquisition date consisted of the following:

Item
Mortgage loan	$32,000,000
Issuance of 4,000,000 common units of Talon OP	5,000,000
Issuance of 30,000 preferred units of Talon OP	3,000,000
Assumption of accrued expenses and other liabilities	804,361
Total purchase price	$40,804,361

The Company has allocated the total cost of the acquisition as follows:

Item
Identifiable Assets Acquired:
Land	$3,000,000
Building	21,258,346
Building Improvements	804,361
Tenant Improvements	4,192,699
Leasing Costs	1,132,707
In-Place Leases	9,091,055
Above-Market Leases	1,832,939
Total Assets Acquired	$41,312,107

Liabilities Assumed/Incurred:
Other Liabilities	$804,361
Intangible Liabilities: Below-Market Leases	507,746
Debt	32,000,000

Net Assets Acquired	$8,000,000

The following unaudited pro forma information presents a summary of consolidated results of operations of the Company as if the acquisitions of the properties located at Bren Road and 180 5th Street East had occurred at January 1, 2013, the beginning of the earliest period presented. The unaudited pro forma condensed consolidated financial information is presented for informational purposes only. The pro forma information is not necessarily indicative of what the financial position or results of operations actually would have been had the acquisitions been completed on the dates indicated. In addition, the unaudited pro forma condensed consolidated financial information does not purport to project the future financial position or operating results of the Company after completion of the acquisition.

	Year Ended December 31
	2014	2013
	(unaudited)	(unaudited)
Revenue	$11,819,002	$11,808,419

Net income (loss) (1)	$(5,663,596)	$(4,964,006)
Net income (loss) attributable to Talon Real Estate Holding Corp.	$(3,905,478)	$(3,549,029)

Income (Loss) per share basic and diluted	$(0.25)	$(0.23)
Basic and diluted weighted average shares outstanding	15,915,380	15,281,886

(1) Net income (loss) includes the effects of depreciation and amortization expense of $5,114,679 and $5,402,503 for the years ended December 31, 2014 and 2013, respectively, based on allocations of the purchase price from management’s assessment of the fair value of tangible and intangible assets and any assumed liabilities in connection with the acquisitions.